8. ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS	12 Months Ended
Sep. 30, 2012
Banking and Thrift [Abstract]
ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS

8. Advances from federal home loan bank of dallas

At September 30, 2012 and 2011 respectively, the Company was indebted to the FHLB of Dallas for $142,751 and $108,183 of advances bearing interest at a weighted average rate of 2.82% and 3.34%, which are due as follows:

Year Ended September 30,
2013	$53,214
2014	9,847
2015	8,092
2016	10,349
2017	8,299
Thereafter	52,950
$142,751

These advances are collateralized by a blanket-floating lien on the Company’s residential real estate first mortgage loans, certain investment securities and stock in the FHLB.

At September 30, 2012, the Company had an additional $151,713 available under its line of credit with the FHLB of Dallas.